Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate risks [Abstract]
Profit or loss for the year	$ 23,549	$ 1,329,579	$ (506,564)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	288,000	319,600
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	327,400	578,300
1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	(1,439)	(2,048)
- 1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 1,439	$ 2,048